SEGMENT REPORTING - Reportable Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Revenue	$ 61,352	$ 62,441	$ 68,275
Operating income (loss)3	3,628	3,310	2,340
Depreciation and amortization	(2,945)	(2,632)	(2,675)
Income from investments in associates and joint ventures	806	779	1,184
Impairment	(204)	(116)	(1,038)
Capital expenditures	4,337	4,405	4,613
Reconciliation From Operating Income [Abstract]
Operating income	3,628	3,310	2,340
Impairments of equity method investments	123	0	1,405
Financing costs - net	(709)	(1,174)	(859)
Income before taxes	3,602	2,915	1,260
Income tax expense	359	1,535	238
Net income (including non-controlling interests)	3,243	1,380	1,022
Non-current assets
Disclosure of operating segments [abstract]
Impairment	(153)	(116)	(1,038)
Current assets
Disclosure of operating segments [abstract]
Impairment	(51)
Operating segments | North America
Disclosure of operating segments [abstract]
Revenue	12,277	11,793	12,856
Operating income (loss)3	2,205	1,310	1,917
Depreciation and amortization	(677)	(509)	(535)
Impairment	0	0	0
Capital expenditures	688	410	426
Reconciliation From Operating Income [Abstract]
Operating income	2,205	1,310	1,917
Operating segments | Brazil
Disclosure of operating segments [abstract]
Revenue	9,543	10,522	11,185
Operating income (loss)3	608	1,399	1,461
Depreciation and amortization	(379)	(361)	(341)
Impairment	0	(43)	0
Capital expenditures	728	879	917
Reconciliation From Operating Income [Abstract]
Operating income	608	1,399	1,461
Operating segments | Europe
Disclosure of operating segments [abstract]
Revenue	25,552	26,547	28,026
Operating income (loss)3	522	386	879
Depreciation and amortization	(1,114)	(1,128)	(1,098)
Impairment	(226)	(36)	0
Capital expenditures	1,416	1,359	1,398
Reconciliation From Operating Income [Abstract]
Operating income	522	386	879
Operating segments | India and JVs
Disclosure of operating segments [abstract]
Income from investments in associates and joint ventures	806	779	1,184
Operating segments | Sustainable Solutions
Disclosure of operating segments [abstract]
Revenue	9,285	9,088	9,893
Operating income (loss)3	142	57	225
Depreciation and amortization	(235)	(178)	(143)
Impairment	(17)	0	0
Capital expenditures	323	457	611
Reconciliation From Operating Income [Abstract]
Operating income	142	57	225
Operating segments | Mining
Disclosure of operating segments [abstract]
Revenue	1,365	982	1,171
Operating income (loss)3	789	770	1,144
Depreciation and amortization	(316)	(263)	(238)
Impairment	0	0	0
Capital expenditures	926	1,022	784
Reconciliation From Operating Income [Abstract]
Operating income	789	770	1,144
Operating segments | Others
Disclosure of operating segments [abstract]
Revenue	3,330	3,509	5,144
Operating income (loss)3	(633)	(642)	(3,377)
Depreciation and amortization	(224)	(193)	(320)
Impairment	39	(37)	(1,038)
Capital expenditures	269	299	488
Reconciliation From Operating Income [Abstract]
Operating income	(633)	(642)	(3,377)
Intersegment sales
Disclosure of operating segments [abstract]
Revenue	(8,422)	(9,166)	(9,560)
Operating income (loss)3	(5)	30	91
Depreciation and amortization	0	0	0
Impairment	0	0	0
Capital expenditures	(13)	(21)	(11)
Reconciliation From Operating Income [Abstract]
Operating income	(5)	30	91
Intersegment sales | North America
Disclosure of operating segments [abstract]
Revenue	58	103	122
Intersegment sales | Brazil
Disclosure of operating segments [abstract]
Revenue	1,629	1,879	1,978
Intersegment sales | Europe
Disclosure of operating segments [abstract]
Revenue	3,241	3,405	3,669
Intersegment sales | Sustainable Solutions
Disclosure of operating segments [abstract]
Revenue	1,216	1,634	1,574
Intersegment sales | Mining
Disclosure of operating segments [abstract]
Revenue	1,867	1,681	1,906
Intersegment sales | Others
Disclosure of operating segments [abstract]
Revenue	$ 411	$ 464	$ 311